Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
Note 27 - Commitments and contingencies
Commitments
As of December 31, 2022, commitments to acquire PPE and intangible assets were $179,690 and $216,572, respectively. As of December 31, 2021, commitments to acquire PPE and intangible assets were $235,573 and $501,207, respectively. These commitments are contractual obligations to invest in PPE and intangible assets for the production of upcoming vehicle models PS3 and PS4. For the production of PS3 and PS5, contract manufacturing agreements are yet to be signed that define the upcoming investment commitments in Volvo Cars Charleston plant and Geely’s
Chongqing
plant respectively.
In December 2021, Polestar entered into a unique vendor tooling agreement and a unique in-house
tooling and equipment agreement for the PS4. These agreements were entered into as part of Polestar’s and Geely’s intent to enter into a more detailed agreement related to manufacturing OEM services for the PS4 prior to the commencement of production.

Polestar Group also entered into agreements with Geely to acquire technology and related services leveraged in the development of the PS4. Under these agreements, Geely will perform development services in pursuit of achieving project milestones through 2025 for which the Group will make certain milestone payments to Geely. The agreements also obligate Polestar to make certain royalty payments per vehicle sold for the use of the pre-existing
vehicle platform once the PS4 reaches commercialization
Contingencies
In the normal course of business, the Group is subject to contingencies related to legal proceedings and claims and assessments that cover a wide range of matters. Liabilities for such contingencies are recorded to the extent that it is probable the liability is incurred, and the amount is reasonably estimable. Associated legal costs related to such contingencies are expensed as incurred.
In March 2021, a Swedish investment firm specializing in class action lawsuits initiated class action activities in Norway against Polestar Norway. The class action suit alleges the Polestar Norway issued misleading statements regarding the range of the PS2 vehicle, which Polestar Norway rejects. As of the date these financial statements were issued, these class action activities consisted of the initial steps of soliciting individuals who purchased a PS2 vehicle in Norway to join the class action suit against Polestar Norway; no claim has been filed in court. The Swedish investment firm refers to a potential total claim of $2,530. Simultaneously, a Norwegian automobile association for car owners (“NAF”) has sent separate claim letters to Polestar Norway on behalf of a few members, on the same grounds as the class action lawsuit. These claims have also been rejected by Polestar Norway.
The Group did not have any liabilities related to such contingencies as of December 31, 2022 and 2021.